Subsidiaries	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Subsidiaries
2.	Subsidiaries
IFS’s Subsidiaries are the following:

(a)	Banco Internacional del Perú S.A.A. - Interbank and Subsidiaries -
Interbank is incorporated in Peru and is authorized by the Superintendence of Banking, Insurance and Private Pension Funds (henceforth “SBS”, by its Spanish acronym) to operate as a universal bank in accordance with Peruvian legislation. The Bank’s operations are governed by the General Act of the Banking and Insurance System and Organic Act of the SBS – Act No. 26702 (henceforth “the Banking and Insurance Act”), that establishes the requirements, rights, obligations, restrictions and other operating conditions that financial and insurance entities must comply with in Peru.
As of December 31, 2020, Interbank had 215 offices (255 offices and a branch established in the Republic of Panama as of December 31, 2019). Regarding said branch, the Board’s Session held on April 23, 2019, approved the voluntary closure. In this sense, on October 1, 2020, the Superintendency of Banks of the Republic of Panama issued Resolution
SBP-0115-2020
through which it cancelled the international banking license it had granted to Interbank to operate a branch in such country. Lastly, on December 14, 2020, the dissolution of the branch was registered in the Public Registry of Panama; at such date, the main asset held by the branch was a financial loan with Interbank itself.

Additionally, IFS holds approximately 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Internacional de Títulos Sociedad Titulizadora S.A. -Intertítulos S.T.	Manages securitization funds.

Compañía de Servicios Conexos Expressnet S.A.C.	Services related to credit card transactions or products related to the brand “American Express”.

Inversiones Huancavelica S.A.	Real estate activities. Through a process of merging by absorption, which was authorized by the SBS in September 2019, the entity was absorbed by Banco Internacional del Perú S.A.A.

Contacto Servicios Integrales de Créditos y Cobranzas S.A.	Collection services. Through a process of merging by absorption, which was authorized by the SBS in September 2019, the entity was absorbed by Banco Internacional del Perú S.A.A.

(b)	Interseguro Compañía de Seguros S.A. and Subsidiary -
Interseguro is incorporated in Peru and its operations are governed by the Banking and Insurance Act. It is authorized by the SBS to issue life and general risk insurance contracts.
Interseguro holds participations in Patrimonio Fideicometido
D.S.093-2002-EF,
Interproperties Perú (henceforth “Patrimonio Fideicometido – Interproperties Perú”), that is a structured entity, incorporated in April 2008, and in which several investors (related parties to the Group) contributed investment properties. Each investor or investors have ownership of and specific control over the contributed investment property. The fair values of the properties contributed by Interseguro, which were included in this structured entity as of December 31, 2020 and 2019, amounted to S/118,892,000 and S/114,058,000, respectively; see Note 7. For accounting purposes and under IFRS 10 “Consolidated Financial Statements” the assets included in said structure are considered “silos”, because they are ring-fenced parts of the wider structured entity (the Patrimonio Fideicometido - Interproperties Perú). The Group has ownership and decision-making power over these properties and the Group has the exposure or rights to their returns; therefore, the Group has consolidated the silos containing the investment properties that it controls.
In June and September 2019, Interseguro sold the entirety of its participation, equivalent to 15 percent, of the land lot located in Miraflores (Lima) called “Cuartel San Martín” to Urbi Propiedades S.A.C., a related entity, for an amount of S/63,132,000, through said sale, it transferred the ownership of said property; Note 7(a) and (e).
Additionally, in November 2019, Interseguro and Interproperties Perú transferred an investment property (Lilingstone lot, located in San Isidro) in favor of Interseguro, as well as the annulment of the corresponding certificates of participation. The amount of the transferred property amounted to S/253,557,000; see Note 7(a).
(c)	Inteligo Group Corp. and Subsidiaries -
Inteligo is an entity incorporated in the Republic of Panama. As of December 31, 2020 and 2019, it holds 100 percent of the shares of the following Subsidiaries:

Entity	Activity
Inteligo Bank Ltd.
It is incorporated in The Commonwealth of the Bahamas and has a branch established in the Republic of Panama that operates under an international license issued by the Superintendence of Banks of the Republic of Panama. Its main activity is to provide private and institutional banking services, mainly to Peruvian citizens.

Inteligo Sociedad Agente de Bolsa S.A.	Brokerage firm incorporated in Peru.

Inteligo Perú Holding S.A.C.
Financial holding company incorporated in Peru in December 2018. As of December 31, 2020, it holds 99.99 percent interest in Interfondos S.A. Sociedad Administradora de Fondos, company that manages mutual funds and investment funds, which was Subsidiary of Interbank until December 2018, and subsequently was sold to Inteligo Perú Holdings S.A.C.

Inteligo USA, Inc.	Incorporated in the United States of America in January 2019 and provides investment consultancy and related services.

(d)	Negocios e Inmuebles S.A. and Holding Retail Perú S.A. -
These entities were acquired by IFS as part of the purchase of Seguros Sura and Hipotecaria Sura in 2017; Note 9(b). As of December 31, 2020 and 2019, as a result of the merger between Interseguro and Seguros Sura, both companies hold 8.50 percent of Interseguro’s capital stock. Likewise, as of December 31, 2018, these entities held collectively 30.0 percent of the capital stock of Hipotecaria Sura, which was extinguished in October 2019.

(e)	San Borja Global Opportunities S.A.C. -
Its corporate purpose is the marketing of products and services through Internet, telephony or related and it operates under the name of Shopstar, an online marketplace dedicated to the sale of products from different stores locally.

(f)	IFS Digital S.A.C. –
Entity incorporated in August 2020, its corporate purpose is to perform any type of investments and related services.

(g)	Hipotecaria Sura Empresa Administradora Hipotecaria S.A. -
Company dedicated to grant mortgage loans and acquired as part of the acquisition of the Sura Group in 2017. Since 2015 it has not granted loans and was extinguised in October 2019.
The information below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2020 and 2019, in accordance with the IFRS. For information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2020	2019	2020	2019	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	17,702,412	9,785,892	358,035	459,373	596,796	697,535
Financial Investments	8,966,316	5,574,515	12,895,017	11,463,674	1,881,043	1,592,001
Loans, net	38,859,028	35,512,483	—	—	1,660,526	1,624,503
Investment property	—	—	1,043,978	972,096	—	—
Total assets	68,038,621	53,019,361	14,786,389	13,378,974	4,308,618	4,098,057
Deposits and obligations	44,576,836	35,577,760	—	—	2,855,498	2,878,532
Due to banks and correspondents	9,359,157	3,662,250	1,117	2,049	300,603	315,338
Bonds, notes and other obligations	6,491,890	5,805,465	238,993	134,877	—	—
Insurance contract liabilities	—	—	12,362,929	11,287,837	—	—
Total liabilities	61,814,096	46,676,473	13,321,241	11,966,477	3,233,691	3,244,210
Equity attributable to IFS’s shareholders	6,224,525	6,342,888	1,465,148	1,412,497	1,074,927	853,847
Consolidated statement of income -
Net interest and similar income	2,783,057	2,783,943	616,887	582,817	111,762	106,509
Impairment loss on loans, net of recoveries	(2,393,923)	(750,787)	—	—	(21)	(24)
(Loss) recovery due to impairment of financial investments	170	43	(33,819)	(6,170)	745	(663)
Net gain of investment property	—	—	5,438	54,493	—	—
Fee income from financial services, net	619,842	827,064	(6,056)	(3,980)	163,968	164,312
Insurance premiums and claims	—	—	(279,070)	(279,620)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	(5,672)	1,228,538	200,826	186,934	243,125	200,254